Shareholders' equity and mezzanine equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock shares outstanding	0	0
Treasury stock common shares	68,267	5,008,307
Share repurchase program [Member]
Stock repurchase program remaining authorized repurchase amount	$ 0
Dividend paid [Member]
Dividends	$ 553
L Catterton Investment Agreement [Member] | Penny warrants [Member]
Class of warrants or right number of securities issued in period	11,000,000
Warrants Exercise price	$ 0.01
Class of warrant or right expiration period	10 years
Common Stock [Member]
Common stock voting rights	1 vote per share
Common Stock [Member] | Share repurchase program [Member]
Share repurchase program, authorized amount		$ 100,000	$ 75,000
Accumulated Other Comprehensive Income / (Loss) [Member]
Accumulated other comprehensive income loss foreign currency translation adjustments net of tax	$ 13,190	$ 2,441	$ 13,272
Series A Preferred Stock [Member]
Preferred stock shares authorized	150,000
Series B Preferred Stock [Member]
Preferred stock shares authorized	50,000
Series B Preferred Stock [Member] | Dividend paid [Member]
Dividends	$ 553